Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
10.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued service fees(1)	2,034	1,548
Payables to employees	13	27
Accrued payroll and welfare	807	1,423
Other tax payables(2)	12,932	18,262
Loan from third parties (3)	-	2,017
Deposit payables	155	447
Payables for equipment(4)	2,929	2,119
Others	268	591
Total accrued expenses and other current liabilities	19,138	26,434

(1)	Accrued service fees represent service fees mainly includes professional services expenses, information technology service expenses and other expenses related to the daily operation.

(2)	Other tax payable mainly includes accrued output VAT payable.

(3)	Loans from third parties primarily relate to borrowings obtained by the newly acquired subsidiary prior to the acquisition during the current period, which have been gradually repaid starting in 2026.

(4)	Payables for equipment primarily cover operation and maintenance costs and service charges.